Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

17	Assets pledged, collateral received and assets transferred
Assets pledged

Financial assets pledged as collateral
	2019	2018
	$m	$m
Treasury bills and other eligible securities	14,034	11,470
Loans and advances to banks	1,975	151
Loans and advances to customers	26,017	51,659
Debt securities	60,995	95,210
Equity securities	24,626	22,510
Other	50,231	34,028
Assets pledged at 31 Dec	177,878	215,028
Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 73 of the Pillar 3 Disclosures at 31 December 2019.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.
Hong Kong currency notes in circulation are secured by the deposit of funds in respect of which the Hong Kong Government certificates of indebtedness are held.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2019	2018
	$m	$m
Trading assets	63,163	76,121
Financial investments	10,782	15,741
At 31 Dec	73,945	91,862
Collateral received
The fair value of assets accepted as collateral relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining that HSBC is permitted to sell or repledge in the absence of default was $468,798m (2018: $482,818m). The fair value of any such collateral sold or repledged was $304,261m (2018: $350,848m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full while a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet. Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets. With the exception of ‘Other sales’ in the following table, the counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2019
Repurchase agreements	45,831	45,671
Securities lending agreements	35,122	3,225
Other sales (recourse to transferred assets only)	2,971	2,885	2,974	2,897	77

At 31 Dec 2018
Repurchase agreements	62,216	60,361
Securities lending agreements	32,486	2,426
Other sales (recourse to transferred assets only)	2,647	2,647	2,625	2,630	(5)